Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
EXPLORATION AND EVALUATION ASSETS
Exploration and Evaluation Assets

6. EXPLORATION AND EVALUATION ASSETS

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Loveland Nickel (Enid Creek)	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	-	8	42	602
Acquisition costs	10	8	-	83	14	3	-	118
Balance, December 31, 2019	298	230	42	83	14	11	42	720
Acquisition costs – cash	10	8	-	-	-	-	4	22
Impairment	-	-	-	(83)	-	-	-	(83)
Balance, December 31, 2020	308	238	42	-	14	11	46	659

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	-	62,215	63,877
Administration	1	1	-	-	-	-	12	14
Corporate social responsibility	2	1	-	-	-	-	-	3
Property maintenance	7	7	-	-	-	-	17	31
Drilling	32	-	12	15	5	-	197	261
Environmental, health and safety	-	-	-	-	-	-	8	8
Geology	24	14	1	15	6	-	140	200
Geophysics	1	1	4	3	2	-	28	39
Helicopter charter aircraft (recovery)	-	-	-	-	-	-	(21)	(21)
Infrastructure	-	-	-	-	-	-	11	11
Impairment	-	-	-	-	-	(11)	(26,499)	(26,510)
	67	24	17	33	13	(11)	(26,107)	(25,964)
Balance, December 31, 2019	1,498	233	39	33	13	(11)	36,108	37,913
Administration	2	1	-	-	-	-	9	12
Drilling	-	-	5	167	-	-	43	215
Geology	21	13	69	83	-	-	56	242
Geophysics	2	-	28	72	-	-	3	105
Helicopter charter aircraft	-	-	-	-	-	-	8	8
Property maintenance	6	5	1	-	-	-	25	37
Camp site cleanup	-	-	-	-	-	-	267	267
Impairment	-	-	-	(355)	-	-	-	(355)
	31	19	103	(33)	-	-	411	531
Balance, December 31, 2020	1,529	252	142	-	13	-	36,519	38,445

Total, December 31, 2019	1,796	463	81	116	27	-	36,150	38,633
Total, December 31, 2020	1,837	490	184	-	27	-	36,565	39,103

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009 and as last amended on March 12, 2013, the Company completed the required consideration and acquired the rights to a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

Commencing August 1, 2015, the Company is obligated to pay advances on net smelter return royalties (“NSR”) of $10,000 per annum. The Company paid the required $10,000 during the year ended December 31, 2020 (December 31, 2019 - $10,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the year ended December 31, 2020, the Company incurred exploration expenditures totalling $31,004 (December 31, 2019 - $66,877) on the Post Creek Property.

Halcyon

On December 31, 2015, the Company completed the required consideration of the option agreement and acquired rights to a mineral claim known as the Halcyon Property located within the Sudbury Mining District of Ontario, subject to certain NSR and advance royalty payments.

Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8,000 per annum. The Company paid the required $8,000 during the year ended December 31, 2020 (December 31, 2019 - $8,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the year ended December 31, 2020, the Company incurred $27,317 (December 31, 2019 - $23,367) in acquisition and exploration expenditures on the Halcyon Property.

Quetico

On April 26, 2018, the Company acquired the right to certain mineral claims known as Quetico located within the Sudbury Mining District of Ontario. The Company incurred total acquisition and exploration related costs of $64,256 during the year ended December 31, 2018.

The Company had no minimum required exploration commitment for the years ended December 31, 2020, 2019 and 2018 as it is not required to file any geoscience assessment work between the initial recording of a mining claim and the first anniversary date of the mining claim and claim anniversary dates were adjusted as a result of the COVID-19 pandemic. In April 2020, the Company applied for a one year exclusion under a COVID-19 relief program offered by the Ontario Ministry of Energy, Northern Development and Mines, thus adjusting the claim anniversary dates to April and May of 2021. The COVID-19 relief program was offered again commencing in 2021, and the Company has applied an additional one year exclusion.

By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office. The Company could maintain mining claims by filing an Application to Distribute Banked Assessment Work Credits form before any due date. Payments in place of reporting assessment work may also be used to meet yearly assessment work requirements, provided the payments are not used for the first unit of assessment work and consecutively thereafter. Payments cannot be banked to be carried forward for future use. The total annual work requirement for Quetico project after April 26, 2021 is $324,000 should the Company maintain the current size of the claims. Work reports for 2020 expenditures have been filed but have not yet been approved.

During the year ended December 31, 2020, the Company incurred $102,715 (December 31, 2019 - $18,175) in exploration and license related expenditures on the Quetico Property.

Loveland Nickel (Enid Creek) Property

On September 25, 2019, the Company entered into earn in agreement to acquire a 100% interest, subject to a 1% NSR, in certain claims known as the Loveland Nickel (Enid Creek) Property located in Timmins, Ontario. Consideration included acquisition costs of $1,525,000 in cash and the issuance of 300,000 common shares. During the year ended December 31, 2019, the Company paid $25,000 and issued 300,000 common shares at a fair value of $51,000. Exploration expenditures of $4,500,000 were to be incurred over a period ending September 25, 2024.

As of December 31, 2020, the Company incurred an aggregate exploration and acquisition expenditures of $437,897. Based on the results of the exploration program completed in April 2020, the management elected not to proceed with further exploration on the property and terminated the agreement. Accordingly, all acquisition and exploration related costs were impaired as at December 31, 2020, totalling $437,897.

Lingman Lake Property

During the year ended December 31, 2019, the Company staked certain mineral claims known as Lingman Lake located northwest of Thunder Bay, Ontario. The Company incurred total acquisition and related costs of $Nil (December 31, 2019 - $27,376) during the year ended December 31, 2020.

Section 35 Property

On January 4, 2016, the Company entered into a 10-year Metallic Minerals Lease (the “Lease”) with the Michigan Department of Natural Resources for an area covering approximately 320 acres. The terms of the Lease required annual rental fees.

At the end of the fiscal year 2019, management of the Company made a decision to relinquish the mineral lease. As a result, all cumulative exploration related costs of $11,393 were written-off as at December 31, 2019. The Company applied and received approval for a refund of a $13,016 (US $10,000) reclamation deposit held by the Department of Natural Resources in Michigan. The reclamation deposit was received during the year ended December 31, 2020.

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Maniitsoq Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time, however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

During the year ended December 31, 2020, the Company spent in aggregate of $148,007 in acquisition and exploration expenditures on the Maniitsoq Property, which is comprised of the Sulussugut, Ininngui, Carbonatite and 2020/05 Licenses.

During the year ended December 31, 2020, the Company has recorded a $267,000 provision for camp site cleanup and restoration obligations. The cost accrued is based on the current best estimate of restoration activities that will be required on the Maniitsoq Property. The Company’s provision for future cleanup is based on the level of known disturbance at the reporting date and known requirements. It is not currently possible to estimate the impact on operating results, if any, and the actual amount of any economic outflow related to this obligation is dependent upon future events and cannot be reliably measured. The Company is expected to fulfil the obligation during the next 12 months.

IFRS 6 requires management to assess the exploration and evaluation assets for impairment. Accordingly, at December 31, 2019, management believed that facts and circumstances existed to suggest that the carrying amount of the Maniitsoq Property exceeded its recoverable amount. As a result, management determined the Maniitsoq Property should be impaired by $26,499,159 and its recoverable amount was $36,149,667 at the end of December 31, 2019. No facts or circumstances existed at December 31, 2020 to suggest further impairment on the Maniitsoq property. The valuation was based on historical drilling results and management’s future exploration plans on the Maniitsoq Property. The Company intends to plan and budget for further exploration on the Maniitsoq Property in the future.

Further details on the licenses comprising the Maniitsoq Property and related expenditures are outlined below:

Sulussugut License (2011/54)

(All references to amounts in Danish Kroners, “DKK”)

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $5,742 (DKK 31,400) upon granting of the Sulussugut License. The application for another 5-year term on the Sulussugut License was submitted to the Greenland Mineral License & Safety Authority which was effective on April 11, 2016, with December 31, 2017 being the seventh year. During the year ended December 31, 2016, the Company paid a license fee of $7,982 (DKK 40,400) which provided for renewal of the Sulussugut License until 2020.

During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2021.

To December 31, 2015, under the terms of a preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809,340 (approximately $15,808,386) between the years ended December 31, 2011 to 2015 by incurring $26,115,831 on the Sulussugut License. Under the terms of the second license period, there was no required minimum exploration expenditures for the year ended December 31, 2019. As of December 31, 2020, the Company has spent $56,262,968 on exploration costs for the Sulussugut License.

The Company had no minimum required exploration commitment for the year ended December 31, 2020 and available credits of DKK 283,945,553 (approximately $58,776,729) at the end of December 31, 2020. During the year ended December 31, 2020, the Company had approved exploration expenditures of DKK 865,100 (approximately $179,076). The credits available for each year may be carried forward for 3 years plus 1 year extension and expire between December 31, 2021 to December 31, 2024. The Company has no exploration commitment for 2021 year.

During the year ended December 31, 2020, the Company spent a total of $117,756 (December 31, 2019 - $228,925) in exploration and license related expenditures on the Sulussugut License.

To December 31, 2020 and 2019, the Company has completed all obligations with respect to required reduction of the area of the license.

Ininngui License (2012/28)

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $5,755 (DKK 32,200) upon granting of the Ininngui License. The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2022.

The Ininngui License is contiguous with the Sulussugut License.

Should the Company not incur the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2020, the Company has not used the procedure for the license.

The Company had no minimum required exploration commitment for the year ended December 31, 2020. As of December 31, 2020, the Company has spent $5,199,578 on exploration costs for the Ininngui License and exceeded the minimum requirement with a total cumulative surplus credits of DKK 30,424,551 (approximately $6,297,882). The credits available for each year may be carried forward 3 year plus 1 year extension and expire between December 31, 2021 to December 31, 2024. The Company has no exploration commitment for 2021 year.

During the year ended December 31, 2020, the Company spent a total of $19,424 in exploration and license related expenditures (December 31, 2019 - $37,537).

Carbonatite License (2018/21)

Effective May 4, 2018, the Company was granted an exploration license (the “Carbonatite License”) by the BMP of Greenland for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The Company paid a license fee of $6,523 (DKK 31,000) upon granting of the Carbonatite License. The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2023.

The Company has no minimum required exploration obligation for the year ended December 31, 2020. As of December 31, 2020, the Company has spent $1,504,317 on exploration costs for the Carbonatite License. To December 31, 2020, the Company’s expenditures exceeded the minimum requirement and the Company has a total surplus credit of DKK 10,544,473 (approximately $2,182,706). The credit available from each year may be carried forward 3 years plus 1 year extension and expire between December 31, 2022 to December 31, 2024. The Company has no exploration commitment for 2021 year.

During the year ended December 31, 2020, the Company spent a total of $6,527 in exploration and license related expenditures (December 31, 2019 - $123,981).

Ikertoq License

During the year ended December 31, 2018, the Company was granted an exploration license, (the “Ikertoq License”) by the BMP of Greenland and spent total of $132,679 in exploration and license related expenditures. The license was later relinquished and the costs were expensed as at December 31, 2018.

West Greenland Prospecting License (2020/05)

On February 18, 2020, the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024. The Company paid a granting fee of $4,301 (DKK 21,900). There were no exploration related costs incurred during the year ended December 31, 2020.